Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	6,811,491
Maximum Aggregate Offering Price	$ 59,600,528.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,230.83
Rule 457(f)	true
Amount of Securities Received | shares	3,584,995
Value of Securities Received, Per Share	36.00
Value of Securities Received	$ 129,059,820.00
Cash Consideration Paid	69,459,291.58
Fee Note MAOP	$ 59,600,528.42
Offering Note	(1) Represents the estimated maximum number of shares of Class A common stock, par value $0.0001 per share ("OppFi Class A Common Stock"), of OppFi Inc., a Delaware corporation ("OppFi"), to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of April 28, 2026, by and among OppFi, BNCCORP, Inc., a Delaware corporation ("BNCC"), and Birch Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of OppFi (as amended from time to time, the "Merger Agreement"), and is based upon the product of (x) the maximum number of shares of common stock, par value $0.01 per share, of BNCC ("BNCC Common Stock") outstanding as of June 30, 2026 or issuable or expected to be exchanged in connection with the Merger (as defined in the Merger Agreement), collectively equal to 3,584,995, and (y) the exchange ratio of 1.90 shares of OppFi Class A Common Stock for each share of BNCC Common Stock. (2) The maximum aggregate offering price of $59,600,528.42 is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(c), 457(f)(1), and 457(f)(3) promulgated thereunder. The proposed maximum aggregate offering price is equal to the product of (x) $36.00, the average of the high and low prices of BNCC Common Stock as reported on the OTCQX on July 20, 2026 and (y) 3,584,995, the estimated maximum number of shares of BNCC Common Stock that may be converted in the Merger, minus $69,459,291.58, the estimated amount of cash to be paid by OppFi to BNCC stockholders.